Net debt	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Net debt
29. Net debt

	Listing exchange	2021 £m	2020 £m
Current assets:

Liquid investments		61	78

Cash and cash equivalents		4,274	6,292

		4,335	6,370
Short-term borrowings:

Commercial paper		(252)	(17)

Bank loans, overdrafts and other		(550)	(1,128)

LIBOR +0.35% US$ US Medium Term Note 2021	New York Stock Exchange	–	(549)

EURIBOR +60% € Euro Medium Term Note 2021	London Stock Exchange	–	(1,351)

0.000% € Euro Medium Term Note 2021	London Stock Exchange	–	(450)

2.850% US$ US Medium Term Note 2022	New York Stock Exchange	(1,483)	–

2.875% US$ US Medium Term Note 2022	New York Stock Exchange	(1,113)	–

Lease liabilities		(203)	(230)

		(3,601)	(3,725)
Long-term borrowings:

2.850% US$ US Medium Term Note 2022	New York Stock Exchange	–	(1,463)

2.875% US$ US Medium Term Note 2022	New York Stock Exchange	–	(1,097)

2.800% US$ US Medium Term Note 2023	New York Stock Exchange	(926)	(913)

0.125% € Euro Medium Term Note 2023	London Stock Exchange	(629)	(673)

Exchangeable US$ US Medium Term Note 2023	New York Stock Exchange	(204)	(199)

3.375% US$ US Medium Term Note 2023	New York Stock Exchange	(925)	(912)

0.000% € Euro Medium Term Note 2023	London Stock Exchange	(420)	(450)

0.534% US$ US Medium Term Note 2023	New York Stock Exchange	(926)	(913)

3.000% US$ US Medium Term Note 2024	New York Stock Exchange	(739)	(728)

1.375% € Euro Medium Term Note 2024	London Stock Exchange	(836)	(894)

4.000% € Euro Medium Term Note 2025	London Stock Exchange	(627)	(670)

3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(738)	(728)

1.000% € Euro Medium Term Note 2026	London Stock Exchange	(587)	(628)

1.250% € Euro Medium Term Note 2026	London Stock Exchange	(838)	(896)

3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(595)	(595)

3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,294)	(1,278)

1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(743)	(742)

3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(733)	(723)

1.375% € Euro Medium Term Note 2029	London Stock Exchange	(418)	(447)

1.750% € Euro Medium Term Note 2030	London Stock Exchange	(628)	(672)

5.250% £ Euro Medium Term Note 2033	London Stock Exchange	(984)	(983)

5.375% US$ US Medium Term Note 2034	London Stock Exchange	(368)	(363)

1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(744)	(743)

6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,022)	(1,996)

6.375% £ Euro Medium Term Note 2039	London Stock Exchange	(695)	(695)

5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(987)	(987)

4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(364)	(359)

4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(789)	(789)

Other long-term borrowings		(1)	(2)

Lease liabilities		(812)	(887)

		(20,572)	(23,425)

Net debt		(19,838)	(20,780)
Current assets
Liquid investments are classified as financial assets at amortised cost. At 31 December 2021, they included US Treasury Notes and other government bonds. The effective interest rate on liquid investments at 31 December 2021 was approximately 0.1% (2020 – approximately 1.1%). Liquid investment balances at 31 December 2021 earning interest at floating rates amount to £2 million (2020 – £78 million). Liquid investment balances at 31 December 202
1
 earning interest at fixed rates amount to £59 million (2020 – £nil).
Balances reported within cash and cash equivalents have an original maturity of three months or less. The effective interest rate on cash and cash equivalents at 31 December 2021 was approximately 0.6% (2020 – approximately 0.3%). Cash and cash equivalents at 31 December 2021 earning interest at floating and fixed rates amounted to £3,906 million and £39 million respectively (2020 – £6,100 million and £9 million) and non-interest
bearing holdings amounted to £329 million (2020 – £183 million).
GSK’s policy regarding the credit quality of cash and cash equivalents is set out in Note 43, ‘Financial instruments and related disclosures’.
Short-term borrowings
GSK has a $10 billion (£7.4 billion) US commercial paper programme, of which $nil was in issue at 31 December 2021 (2020 – $25 million (£17 million)). GSK has a £5 billion Euro commercial paper programme, of which
€
300 million (£252 million) was in issue at 31 December 2021 (2020 – £nil). GSK has a £1.9 billion three-year committed facility and $2.5 billion (£1.9 billion) under a 364 day committed facility. The three-year committed facility was agreed in September 2019 extended by one year in September 2020 and was extended again by one year to 2024 in August 2021. The
364-day
committed facility was agreed in August 2021. These facilities were undrawn at 31 December 2021.
In preparation for the separation of the Consumer Healthcare business, in February 2022 GSK cancelled and replaced the three year and 364 day facilities. New revolving credit facilities of equivalent size were agreed with maturities in September 2025 and September
2023
.
The weighted average interest rate on commercial paper borrowings at 31 December 2021 was
-0.5%
(2020 – 2.4%).
The weighted average interest rate on current bank loans and overdrafts at 31 December 2021 was 7.9% (2020 – 5.8%).
The average effective
pre-swap
interest rate of notes classified as short-term at 31 December 2021 was 3.0% (2020 – 0.0%). The 0.0% rate in 2020 reflected the maturities of a LIBOR +0.35% coupon note in May 2021, and both a zero coupon and a EURIBOR +0.60% note in September 2021.
Long-term borrowings
At the
year-end,
GSK had long-term borrowings of £20.6 billion (2020 – £23.4 billion), of which £11.7 billion (2020 – £13.3 billion) fell due in more than five years. The average effective pre-swap
interest rate of all notes in issue at 31 December 2021 was approximately 3.3% (2020 – approximately 3.6%).
Long-term borrowings repayable after five years carry interest at effective rates between 1.4% and 6.4%, with repayment dates ranging from 2027 to 2045.
Pledged assets
The Group held pledged investments in US Treasury Notes with a par value of $56 million (£42 million), (2020 – $50 million (£37 million)) as security against irrevocable letters of credit issued on the Group’s behalf in respect of the Group’s self-insurance activity. Provisions in respect of self-insurance are included within the provisions for legal and other disputes discussed in Note 31, ‘Other provisions’.
Lease liabilities
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2021	2020
	£m	£m

Rental payments due within one year	203	230

Rental payments due between one and two years	185	207

Rental payments due between two and three years	120	126

Rental payments due between three and four years	93	96

Rental payments due between four and five years	73	86

Rental payments due after five years	341	372

Total lease liabilities	1,015	1,117